12. PRODUCT REGISTRATION AND DEVELOPMENT: Schedule of Product Registration and Development (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Product Registration and Development

	Year ended December 31,		Six months ended December 31,	Year ended June 30,
	2017	2016	2015	2015
	$	$	$	$
Payroll	126,859	168,964	-	-
Product registration and licensing fees	115,444	39,820	930	56,143
	242,303	208,784	930	56,143